Document and Entity Information	0 Months Ended
Dec. 02, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 02, 2014
Registrant Name	LoCorr Investment Trust
Central Index Key	0001506768
Amendment Flag	false
Document Creation Date	Dec. 02, 2014
Document Effective Date	Dec. 02, 2014
Prospectus Date	May 01, 2014
LoCorr Spectrum Income Fund | Class A
Risk/Return:
Trading Symbol	LSPAX
LoCorr Spectrum Income Fund | Class C
Risk/Return:
Trading Symbol	LSPCX
LoCorr Spectrum Income Fund | Class I
Risk/Return:
Trading Symbol	LSPIX